SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Interim Financial Statements
a.	Basis of presentation of the Financial Statements

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the "SEC") regarding interim financial reporting. Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited interim consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on 20-F for the fiscal year ended December 31, 2021, filed with the SEC on March 16, 2022 (the "Annual Report"). The interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year.

b.
There have been no changes to the significant accounting policies described in the Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes.

Use of estimates
c.	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to sales allowances and allowance for credit losses, fair value of intangible assets and goodwill, useful lives of intangible assets, fair value of share-based awards, realizability of deferred tax assets, tax uncertainties, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable which are the basis for making judgments about the carrying values of the Company’s assets and liabilities.

Revenue recognition
d.	Revenue recognition

The Company evaluates whether Search Advertising and Display Advertising Revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to publishers. In making that evaluation, the Company considers whether it controls the promised good or service before transferring that good or service to the customer. The Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, including the credit risk, whether the Company has latitude in establishing prices and selecting its suppliers and whether it changes the products or performs part of the service. The evaluation of these factors is subject to significant judgment and subjectivity. Generally, in cases in which the Company is primarily obligated in a transaction, is subject to risk, involved in the determination of the product (or the service) specifications separately negotiates each revenue service agreement or publisher agreement and can have several additional indicators, revenue is recorded on a gross basis.

Contract balances are presented separately on the consolidated balance sheets as either Accounts receivable or Deferred revenues. The Company does not have contract assets.

Accounts receivable includes amounts billed and currently due from customers.

Deferred revenues are recorded when payments are received from customers in advance of the Company's rendering of services.

Recent Accounting Pronouncements not yet adopted
e.	Recent Accounting Pronouncements not yet adopted

In October 2021 the FASB ASU 2021-08, Topic 805 “Business Combinations” – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in this update require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. To achieve this, an acquirer may assess how the acquiree applied Topic 606 to determine what to record for the acquired revenue contracts. The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and early adoption is permitted. The Company is currently assessing the impact of the new guidance on its consolidated financial statements.